State Street SPDR SP 400 Mid Cap Growth ETF Expense Example - State Street SPDR SP 400 Mid Cap Growth ETF - State Street SPDR SP 400 Mid Cap Growth ETF	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 15
Expense Example, with Redemption, 3 Years	48
Expense Example, with Redemption, 5 Years	85
Expense Example, with Redemption, 10 Years	$ 192